Guarantees, Commitments and Pledged Assets	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Guarantees, Commitments and Pledged Assets
34	Guarantees, Commitments and Pledged Assets

(a)	Guarantees
The Bank enters into various types of guarantees and indemnifications in the normal course of business. Guarantees represent an undertaking to another party to make a payment to that party when certain specified events occur. The various guarantees and indemnifications that the Bank provides with respect to its customers and other third parties are presented below:

	2022	2021
As at October 31 ($ millions)	Maximum potential amount of future payments (1)	Maximum potential amount of future payments (1)
Standby letters of credit and letters of guarantee	$41,977	$37,277
Liquidity facilities	6,361	4,942
Indemnifications	926	1,306

(1)
The maximum potential amount of future payments represents those guarantees that can be quantified and excludes other guarantees that cannot be quantified. As many of these guarantees will not be drawn upon and the maximum potential amount of future payments listed above does not consider the possibility of recovery under recourse or collateral provisions, the above amounts are not indicative of future cash requirements, credit risk, or the Bank’s expected losses from these arrangements.

(i)	Standby letters of credit and letters of guarantee
Standby letters of credit and letters of guarantee are irrevocable undertakings by the Bank on behalf of a customer, to make payments to a third party in the event that the customer is unable to meet its obligations to the third party. Generally, the term of these guarantees does not exceed four years. The types and amounts of collateral security held by the Bank for these guarantees is generally the same as for loans.

(ii)	Liquidity facilities
The Bank’s backstop liquidity facilities are committed liquidity and provided to asset-backed commercial paper conduits, administered by the Bank. These facilities generally provide an alternative source of financing in the event market disruption prevents the conduit from issuing commercial paper or, in some cases, when certain specified conditions or performance measures are not met. These facilities generally have a term of up to three years.

(iii)	Indemnifications
In the ordinary course of business, the Bank enters into many contracts which contain indemnification provisions, such as purchase contracts, service agreements, trademark licensing agreements, director / officer contracts, escrow arrangements, sales of assets or businesses, outsourcing agreements, leasing arrangements, clearing system arrangements, securities lending agency agreements and structured transactions. The Bank cannot estimate the maximum potential future amount that may be payable. The Bank has not made any significant payments under such indemnifications.

(b)	Other indirect commitments
In the normal course of business, various other indirect commitments are outstanding which are not reflected on the Consolidated Statement of Financial Position. These may include:

•	Commercial letters of credit which require the Bank to honour drafts presented by a third-party when specific activities are completed;
•	Commitments to extend credit which represent undertakings to make credit available in the form of loans or other financings for specific amounts and maturities, subject to specific conditions;
•
Securities lending transactions under which the Bank, acting as principal or agent, agrees to lend securities to a borrower. The borrower must fully collateralize the security loan at all times. The market value of the collateral is monitored relative to the amounts due under the agreements, and where necessary, additional collateral is obtained; and

•	Security purchase commitments which require the Bank to fund future investments.
These financial instruments are subject to normal credit standards, financial controls and monitoring procedures.
The table below provides a detailed breakdown of the Bank’s other indirect commitments expressed in terms of the contractual amounts of the related commitment or contract which are not reflected on the Consolidated Statement of Financial Position.

As at October 31 ($ millions)	2022	2021
Commercial letters of credit	$1,219	$1,320
Commitments to extend credit (1)
Original term to maturity of one year or less	81,641	74,053
Original term to maturity of more than one year	186,067	165,726
Securities lending	52,178	59,506
Securities purchase and other commitments	1,105	1,040
Total	$322,210	$301,645

(1)	Includes liquidity facilities.

(c)	Assets pledged and repurchase agreements
In the ordinary course of business, securities and other assets are pledged against liabilities. As well, securities are sold under repurchase agreements. The carrying value of pledged assets and details of related activities are shown below.

As at October 31 ($ millions)	2022	2021
Assets pledged to:
Bank of Canada (1)	$168	$184
Foreign governments and central banks (1)	2,015	2,589
Clearing systems, payment systems and depositories (1)	1,628	1,345
Assets pledged in relation to exchange-traded derivative transactions	8,972	6,105
Assets pledged in relation to over-the-counter derivative transactions	29,658	16,018
Assets pledged as collateral related to securities borrowing and lending	133,363	160,794
Assets pledged in relation to covered bond program (Note 15) (2)	51,446	34,683
Assets pledged in relation to other securitization programs (Note 15)	1,397	2,680
Assets pledged under CMHC programs (Note 14)	24,886	26,932
Other	969	1,140
Total assets pledged	$254,502	$252,470
Obligations related to securities sold under repurchase agreements (3)	122,552	100,083
Total (4)	$377,054	$352,553

(1)	Includes assets pledged in order to participate in clearing and payment systems and depositories, or pledged to have access to the facilities of central banks in foreign jurisdictions.
(2)	Excludes mortgages related to covered bonds held by the Bank or pledged to the Bank of Canada as part of its term repo program.
(3)	Includes the Bank of Canada term repo program.
(4)	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.

(d)	Other executory contracts
Effective July 2018, the Bank has entered into an $800 million contract for naming rights of an arena for 20 years.
The Bank and its subsidiaries have also entered into other long-term executory contracts, relating to outsourced services. The significant outsourcing arrangements have variable pricing based on utilization and are cancellable with notice.